Document and Entity Information	Jun. 03, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 03, 2021
Entity Registrant Name	Univar Solutions Inc.
Entity Central Index Key	0001494319
Entity Emerging Growth Company	false
Entity File Number	001-37443
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-1251958
Entity Address, Address Line One	3075 Highland Parkway, Suite 200
Entity Address, City or Town	Downers Grove
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60515
City Area Code	331
Local Phone Number	777-6000
Title of 12(b) Security	Common stock ($0.01 par value)
Trading Symbol	UNVR
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false